Consolidated Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders Equity (Deficit)	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2012	12,703,447
Beginning balance, amount at Dec. 31, 2012	$ 12,703	$ 574,069	$ (284,401)	$ 302,371	$ 132,897	$ 435,268
Shares issued in lieu of salaries payable, shares	82,941
Shares issued in lieu of salaries payable, amount	$ 83	46,917		47,000		47,000
Shares issued for direct investment, shares	2,647,057
Shares issued for direct investment, amount	$ 2,647	1,497,353		1,500,000		1,500,000
Dividends declared			(6,977)	(6,977)	(106,065)	(113,042)
Net loss			(1,452,969)	(1,452,969)	(101,650)	(1,554,619)
Ending balance, shares at Dec. 31, 2013	15,433,445
Ending balance, amount at Dec. 31, 2013	$ 15,433	2,118,339	(1,744,347)	389,425	(74,818)	314,607
Shares issued in lieu of salaries payable, shares	446,470
Shares issued in lieu of salaries payable, amount	$ 447	252,553		253,000		253,000
Shares issued for direct investment, shares	5,700,001
Shares issued for direct investment, amount	$ 5,700	3,225,412		3,231,112	20,000	3,251,112
Dividends declared			(517,137)	(517,137)	(53,756)	(570,893)
Net loss			(4,295,668)	(4,295,668)	42,051	(4,253,617)
Ending balance, shares at Dec. 31, 2014	21,579,916
Ending balance, amount at Dec. 31, 2014	$ 21,580	$ 5,596,304	$ (6,557,152)	$ (939,268)	$ (66,523)	(1,005,791)
Net loss						(3,058,461)
Ending balance, amount at Jun. 30, 2015						$ (759,745)